Assets Held for Sale and Discontinued Operations - Narrative (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	$ 11,643		$ 585
Proceeds from disposal	2,399		11,203
Assignment of lease liability	1,281
Gain on disposal			1,632
Property, plant and equipment reclassified to assets held for sale	14,089		10,918
ICC
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	11,643		0
Proceeds from disposal	1,200	$ 0.9	0
Assignment of lease liability	1,281
Gain on disposal			0
Property, plant and equipment reclassified to assets held for sale	14,089		199
Whistler Alpha Lake
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	0		0
Proceeds from disposal	0		2,270
Assignment of lease liability	0
Gain on disposal			1,632
Property, plant and equipment reclassified to assets held for sale	0		0
European R&D Facility & Land
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	0		600	€ 0.4
Proceeds from disposal	0		8,333	€ 5.8
Assignment of lease liability	0
Gain on disposal			0
Property, plant and equipment reclassified to assets held for sale	$ 0		$ 8,919